Interest in subsidiary (Detail) - Rakita Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Net cash used in operating activities	$ 36,221	$ (18,345)
Net cash used in investing activities	(8,472)	(4,029)
Net cash provided by financing activities	(2,724)	(10,317)
Decrease in cash and cash equivalents	25,025	(32,691)
Rakita [Member]
Statement Line Items [Line Items]
Net cash used in operating activities	(7,649)	(10,662)
Net cash used in investing activities	(1,900)	(2,631)
Net cash provided by financing activities	9,429	11,200
Decrease in cash and cash equivalents	$ (120)	$ (2,093)